UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00560
John Hancock Investment Trust
(Exact name of registrant as specified in charter)
200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)
Salvatore Schiavone
Treasurer
200 Berkeley Street
Boston, Massachusetts 02116
(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634
Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2025

ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
•John Hancock Disciplined Value Global Long/Short Fund
John Hancock Disciplined Value Global Long/Short Fund
Class A/JAKRX
SEMIANNUAL SHAREHOLDER REPORT | FEBRUARY 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class A/JAKRX)	$97	1.96%
Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%
John Hancock Disciplined Value Global Long/Short Fund | 1

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

[redacted]

Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
The fund is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). At the close of business on October 18, 2024, the fund acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Investor Class shares of the predecessor fund was adopted and redesignated as that of Class A shares of the fund.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
•	Prospectus
•	Financial information
•	Fund holdings
•	Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund | 2
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651	492SA-A 2/25 4/25
John Hancock Disciplined Value Global Long/Short Fund | 3
John Hancock Disciplined Value Global Long/Short Fund
Class C/JAKTX
SEMIANNUAL SHAREHOLDER REPORT | FEBRUARY 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months? (Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class C/JAKTX)	$96	2.70%
The inception date for Class C shares is 10-21-24.
Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%
John Hancock Disciplined Value Global Long/Short Fund | 1
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
•	Prospectus
•	Financial information
•	Fund holdings
•	Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund | 2
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651	492SA-C 2/25 4/25
John Hancock Disciplined Value Global Long/Short Fund | 3
John Hancock Disciplined Value Global Long/Short Fund
Class I/JAKUX
SEMIANNUAL SHAREHOLDER REPORT | FEBRUARY 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class I/JAKUX)	$84	1.71%
Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%
John Hancock Disciplined Value Global Long/Short Fund | 1
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
The fund is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). At the close of business on October 18, 2024, the fund acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Institutional Class shares of the predecessor fund was adopted and redesignated as that of Class I shares of the fund.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
•	Prospectus
•	Financial information
•	Fund holdings
•	Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund | 2
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651	492SA-I 2/25 4/25
John Hancock Disciplined Value Global Long/Short Fund | 3
John Hancock Disciplined Value Global Long/Short Fund
Class R6/JAKVX
SEMIANNUAL SHAREHOLDER REPORT | FEBRUARY 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months? (Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class R6/JAKVX)	$56	1.59%
The inception date for Class R6 shares is 10-21-24.
Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%
John Hancock Disciplined Value Global Long/Short Fund | 1
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
•	Prospectus
•	Financial information
•	Fund holdings
•	Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund | 2
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651	492SA-R6 2/25 4/25
John Hancock Disciplined Value Global Long/Short Fund | 3

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 7.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared ﬁnancial statements and ﬁnancial highlights for the six months ended February 28, 2025 for the following fund:

•John Hancock Disciplined Value Global Long/Short Fund

Semiannual Financial Statements & Other N-CSR Items

John Hancock

Disciplined

Value Global

Long/Short

Fund

Alternative

February 28, 2025

John Hancock

Disciplined Value Global Long/Short Fund

Table of contents

2Fund’s investments

16Financial statements

20Financial highlights

24Notes to financial statements

38 Evaluation of advisory and subadvisory agreements by the Board of Trustees

1 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Fund’s investments

AS OF 2-28-25 (unaudited)

	Shares	Value
Common stocks 73.6%		$85,097,669
(Cost $74,383,032)
Australia 0.8%		963,025

Empire Energy Group, Ltd. (A)(B)	8,397,127	963,025
Bermuda 5.7%		6,642,564
Everest Group, Ltd.	4,975	1,757,270

Hiscox, Ltd.	264,074	3,955,012
RenaissanceRe Holdings, Ltd.	3,915	930,282

Canada 8.0%		9,305,069

Allied Gold Corp. (A)	294,021	957,207
Cenovus Energy, Inc.	133,817	1,852,027

MEG Energy Corp.	108,797	1,693,526

Sandstorm Gold, Ltd.	426,933	2,614,568
Teck Resources, Ltd., Class B (C)	54,246	2,187,741

China 2.5%		2,864,325
Alibaba Group Holding, Ltd.	66,500	1,099,557

Alibaba Group Holding, Ltd., ADR	13,318	1,764,768

France 5.2%		6,001,967
Alten SA	8,020	737,208

Eurazeo SE	16,054	1,271,586

Ipsen SA	4,241	491,883
Sanofi SA, ADR	20,201	1,100,348

Vallourec SACA (A)	122,680	2,400,942
Greece 0.8%		885,151

Okeanis Eco Tankers Corp. (A)(B)(D)	42,130	885,151

Hong Kong 1.6%		1,800,291
Prudential PLC	195,550	1,800,291

Ireland 0.6%		730,587

Smurfit WestRock PLC	14,067	730,587
Italy 1.5%		1,700,651

Iveco Group NV	52,991	835,971
Saipem SpA (A)	375,284	864,680
Japan 4.6%		5,299,698

Kyocera Corp.	63,100	702,022
Renesas Electronics Corp.	64,800	1,081,933

Sony Group Corp.	39,300	983,140

Sugi Holdings Company, Ltd.	53,000	950,757
Sumitomo Mitsui Financial Group, Inc.	38,200	972,467

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 2
	Shares	Value
Japan (continued)

Suzuken Company, Ltd.	19,200	$609,379
Namibia 0.1%		104,369

Andrada Mining, Ltd. (A)	4,062,358	104,369

Norway 1.3%		1,563,244
Norsk Hydro ASA	264,634	1,563,244

South Korea 2.1%		2,432,790
KT Corp., ADR (C)	141,771	2,432,790

United Kingdom 14.5%		16,766,065

AstraZeneca PLC, ADR	43,304	3,300,198
BAE Systems PLC	181,079	3,237,959

Beazley PLC	94,037	1,044,190

Endeavour Mining PLC	33,667	667,173
Marex Group PLC (C)	40,734	1,492,494

Melrose Industries PLC	202,510	1,643,889
Nomad Foods, Ltd. (C)	111,959	2,116,025
SSE PLC	25,339	488,481

The Weir Group PLC	90,139	2,775,656
United States 24.3%		28,037,873

Alphabet, Inc., Class C	13,260	2,283,637

Amgen, Inc.	4,838	1,490,394
Booking Holdings, Inc.	251	1,259,019

Broadcom, Inc.	3,871	771,994

Cars.com, Inc. (A)	31,598	417,094
Centene Corp. (A)(C)	26,540	1,543,566

Dell Technologies, Inc., Class C (C)	7,923	814,167
Hewlett Packard Enterprise Company (C)	44,073	873,086

Jacobs Solutions, Inc.	5,043	646,059

Keysight Technologies, Inc. (A)	7,883	1,257,575
Lennar Corp., Class A	5,538	662,511

Marathon Petroleum Corp. (C)	15,437	2,318,329

Millrose Properties, Inc., Class A (A)	2,769	63,299
Norfolk Southern Corp.	10,288	2,528,276

Oracle Corp. (C)	22,200	3,686,532

Schlumberger, Ltd.	52,532	2,188,483
Sysco Corp. (C)	22,789	1,721,481

The Mosaic Company	43,488	1,040,233
Uber Technologies, Inc. (A)	22,391	1,701,940

Victoria’s Secret & Company (A)	28,814	770,198

3 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS
	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 1.1%					$1,252,094
(Cost $1,438,585)
Namibia 1.1%					1,252,094

Andrada Mining, Ltd. (E)	12.000	12-31-26	GBP	1,100,000	1,252,094

				Shares	Value

Warrants 0.0%					$0
(Cost $28,772)
Andrada Mining, Ltd. (Expiration Date: 7-17-25) (A)(F)				2,200,000	0

		Yield (%)		Shares	Value
Short-term investments 21.8%					$25,198,533
(Cost $25,198,513)
Short-term funds 21.8%					25,198,533
Fidelity Government Portfolio, Institutional Class		4.2857(G)		24,285,279	24,285,279

John Hancock Collateral Trust (H)		4.3522(G)		91,292	913,254

Total investments (Cost $101,048,902) 96.5%					$111,548,296
Other assets and liabilities, net 3.5%					4,021,499
Total net assets 100.0%					$115,569,795
				Shares	Value

Securities sold short (0.8)%					$(916,637)
(Proceeds received $1,001,201)
Japan (0.3)%					(286,453)
Fuji Media Holdings, Inc.				(17,900)	(286,453)

Sweden (0.5)%					(630,184)

Hennes & Mauritz AB, B Shares				(46,998)	(630,184)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

GBP Pound Sterling

Security Abbreviations and Legend

ADR American Depositary Receipt

(A)Non-income producing security.

(B)All or a portion of this security is on loan as of 2-28-25.

(C)All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.

(D)This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(F)Strike price and/or expiration date not available.

(G)The rate shown is the annualized seven-day yield as of 2-28-25.

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 4

(H)Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The fund had the following sector composition as a percentage of net assets on 2-28-25:

Industrials	11.6%
Financials	11.4%

Energy	11.4%
Materials	9.6%

Information technology	8.6%
Health care	7.4%
Consumer discretionary	5.7%

Communication services	4.4%
Consumer staples	4.1%

Utilities	0.4%

Real estate	0.1%
Short-term investments and other	25.3%

TOTAL	100.0%
5 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES

WRITTEN OPTIONS

Options on securities

Counterparty
(OTC)/								Number
Exchange-					Exercise Expiration			of Notional
traded		Name of issuer		Currency	price	date	contracts		amount	Premium	Value
Calls

		Alphabet, Inc.,
Exchange-traded		Class C		USD	180.00	May 2025		66	6,600	$127,136	$(45,375)

		Booking Holdings,
Exchange-traded		Inc.		USD 4,500.00		Apr 2025		2	200	171,429	(112,370)
Exchange-traded		Oracle Corp.		USD	160.00	Mar 2025		222	22,200	333,034	(275,280)

									$631,599 $(433,025)
SWAPS
Total return swaps
Pay/									Unamortized
receive		Floating/							upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty		payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)		(received)	(depreciation)	Value
		GBP SONIA
Pay	Abrdn PLC	Compounded
		OIS - 0.40%	At Maturity	GBP	228,195	Feb 2026	GSI		—	$12,626	$12,626
		USD Federal
	Acushnet	Funds
		Compounded
Pay	Holdings Corp.	OIS - 0.25%	At Maturity	USD	525,248	Jun 2026	GSI		—	(9,150)	(9,150)

		USD Federal
		Funds
Pay	BlackLine, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	362,182	Jun 2026	GSI		—	41,819	41,819
		USD Federal
		Funds
Pay	Dayforce, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	479,647	Jun 2026	GSI		—	32,443	32,443

	Fastighets AB	SEK SIOR
		Compounded
Pay	Balder, B Shares	OIS - 1.00%	At Maturity	SEK	4,548,724	Jun 2026	GSI		—	(94,403)	(94,403)

		USD Federal
	Glacier Bancorp,	Funds
		Compounded
Pay	Inc.	OIS - 0.25%	At Maturity	USD	481,333	Jun 2026	GSI		—	(82,145)	(82,145)
		USD Federal
		Funds
Pay	LGI Homes, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	572,201	Jun 2026	GSI		—	193,068	193,068

		USD Federal
	National	Funds
		Compounded
Pay	Beverage Corp.	OIS - 0.25%	At Maturity	USD	602,609	Jun 2026	GSI		—	113,760	113,760

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 6
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
	Nokian Renkaat	EUR ESTR
		Compounded
Pay	Oyj	OIS - 0.40%	At Maturity	EUR	401,978	Jun 2026	GSI	—	$86,607	$86,607
		USD Federal
	Texas Capital	Funds
		Compounded
Pay	Bancshares, Inc.	OIS - 0.25%	At Maturity	USD	455,879	Jun 2026	GSI	—	(64,075)	(64,075)

		EUR ESTR
Pay	Valmet Oyj	Compounded
		OIS - 0.40%	At Maturity	EUR	556,104	Jun 2026	GSI	—	(50,713)	(50,713)

		USD Federal
	Bank of Hawaii	Funds
		Compounded
Pay	Corp.	OIS - 0.25%	At Maturity	USD	544,844	Jul 2026	GSI	—	(79,682)	(79,682)
		GBP SONIA
Pay	Severn Trent PLC	Compounded
		OIS - 0.40%	At Maturity	GBP	283,472	Aug 2026	GSI	—	15,294	15,294
		USD Federal
		Funds
Pay	Novanta, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	560,557	Aug 2026	GSI	—	90,377	90,377

		CHF SARON
Pay	Sika AG	Compounded
		OIS - 0.40%	At Maturity	CHF	144,576	Oct 2026	GSI	—	23,581	23,581

		USD Federal
	Credit	Funds
		Compounded
Pay	Acceptance Corp.	OIS - 0.25%	At Maturity	USD	64,574	Oct 2026	GSI	—	2,684	2,684
		USD Federal
	T. Rowe Price	Funds
		Compounded
Pay	Group, Inc.	OIS - 0.25%	At Maturity	USD	448,557	Oct 2026	GSI	—	11,385	11,385

		USD Federal
		Funds
Pay	Tesla, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	257,063	Oct 2026	GSI	—	(62,331)	(62,331)
		SEK SIOR
Pay	Boliden AB	Compounded
		OIS - 1.00%	At Maturity	SEK	5,531,530	Nov 2026	GSI	—	(102,910)	(102,910)
		USD Federal
	TreeHouse Foods,	Funds
		Compounded
Pay	Inc.	OIS - 0.25%	At Maturity	USD	960,088	Nov 2026	GSI	—	222,629	222,629

	ON	USD Federal
		Funds
Pay	Semiconductor	Compounded
	Corp.	OIS - 0.25%	At Maturity	USD	345,415	Jan 2027	GSI	—	134,160	134,160
		AUD AONIA
Pay	Fortescue, Ltd.	Compounded
		OIS - 0.45%	At Maturity	AUD	247,179	Jan 2027	GSI	—	8,685	8,685

7 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
	Floor & Decor	USD Federal
		Funds
Pay	Holdings, Inc.,	Compounded
	Class A	OIS - 0.25%	At Maturity	USD	756,766	Jan 2027	GSI	—	$76,245	$76,245

		USD Federal
	Legend Biotech	Funds
		Compounded
Pay	Corp., ADR	OIS - 0.25%	At Maturity	USD	443,057	Mar 2027	GSI	—	169,778	169,778
		USD Federal
	Deckers Outdoor	Funds
		Compounded
Pay	Corp.	OIS - 0.25%	At Maturity	USD	646,480	Apr 2027	GSI	—	139,933	139,933
	Dr. Ing. h.c. F.	EUR ESTR
		Compounded
Pay	Porsche AG	OIS - 0.40%	At Maturity	EUR	362,411	May 2027	GSI	—	87,566	87,566

		USD Federal
	Carvana	Funds
		Compounded
Pay	Company	OIS - 0.25%	At Maturity	USD	589,169	May 2027	GSI	—	(224,142)	(224,142)

	United Utilities	GBP SONIA
		Compounded
Pay	Group PLC	OIS - 0.40%	At Maturity	GBP	360,755	May 2027	GSI	—	33,256	33,256
		SEK SIOR
Pay	EQT AB	Compounded
		OIS - 1.00%	At Maturity	SEK	12,849,584	May 2027	GSI	—	6,217	6,217
		USD Federal
		Funds
Pay	Toro Company	Compounded
		OIS - 0.25%	At Maturity	USD	788,157	May 2027	GSI	—	3,573	3,573

		USD Federal
	Fastenal	Funds
		Compounded
Pay	Company	OIS - 0.25%	At Maturity	USD	1,338,096	Jun 2027	GSI	—	(189,994)	(189,994)

	Carl Zeiss	EUR ESTR
Pay	Meditec AG,	Compounded
	Bearer Shares	OIS - 0.40%	At Maturity	EUR	405,340	Jun 2027	GSI	—	38,254	38,254
		CHF SARON
Pay	VAT Group AG	Compounded
		OIS - 0.40%	At Maturity	CHF	461,691	Jun 2027	GSI	—	73,402	73,402
	Alpha & Omega	USD Federal
		Funds
Pay	Semiconductor,	Compounded
	Ltd.	OIS - 0.25%	At Maturity	USD	262,080	Jul 2027	GSI	—	31,986	31,986

	Comet Holding	CHF SARON
		Compounded
Pay	AG	OIS - 0.40%	At Maturity	CHF	662,627	Jul 2027	GSI	—	105,564	105,564

		USD Federal
	Power	Funds
		Compounded
Pay	Integrations, Inc.	OIS - 0.25%	At Maturity	USD	934,798	Jul 2027	GSI	—	68,920	68,920

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 8
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
		USD Federal
	Tractor Supply	Funds
		Compounded
Pay	Company	OIS - 0.25%	At Maturity	USD	1,383,140	Jul 2027	GSI	—	$(22,889)	$(22,889)

		USD Federal
	PBF Energy, Inc.,	Funds
		Compounded
Pay	Class A	OIS - 0.25%	At Maturity	USD	459,337	Aug 2027	GSI	—	143,068	143,068
		USD Federal
		Funds
Pay	CarMax, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	506,703	Sep 2027	GSI	—	(48,458)	(48,458)
		EUR ESTR
Pay	Continental AG	Compounded
		OIS - 0.40%	At Maturity	EUR	552,957	Sep 2027	GSI	—	(140,677)	(140,677)

		USD Federal
		Funds
Pay	Dexcom, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	457,346	Sep 2027	GSI	—	(116,751)	(116,751)

	Kuehne + Nagel	CHF SARON
		Compounded
Pay	International AG	OIS - 0.40%	At Maturity	CHF	670,835	Sep 2027	GSI	—	108,407	108,407
		USD Federal
		Funds
Pay	Moderna, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	299,031	Sep 2027	GSI	—	176,401	176,401
	Telia Company	SEK SIOR
		Compounded
Pay	AB	OIS - 1.00%	At Maturity	SEK	7,367,853	Sep 2027	GSI	—	(42,461)	(42,461)

	Daiwa Securities	JPY TONAR
		Compounded
Pay	Group, Inc.	OIS - 0.45%	At Maturity	JPY	90,856,780	Sep 2027	GSI	—	(31,091)	(31,091)

		USD Federal
	Church & Dwight	Funds
		Compounded
Pay	Company, Inc.	OIS - 0.25%	At Maturity	USD	923,936	Sep 2027	GSI	—	(65,596)	(65,596)
		USD Federal
	New Fortress	Funds
		Compounded
Pay	Energy, Inc.	OIS - 0.25%	At Maturity	USD	194,183	Sep 2027	GSI	—	(2,664)	(2,664)

	Adecco Group	CHF SARON
		Compounded
Pay	AG	OIS - 0.40%	At Maturity	CHF	168,870	Sep 2027	GSI	—	21,788	21,788

	Commonwealth	AUD AONIA
		Compounded
Pay	Bank of Australia	OIS - 0.45%	At Maturity	AUD	549,211	Sep 2027	GSI	—	(40,092)	(40,092)

		AUD AONIA
		Compounded
Pay	SEEK, Ltd.	OIS - 0.45%	At Maturity	AUD	319,813	Sep 2027	GSI	—	814	814

9 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
	Charles River	USD Federal
		Funds
Pay	Laboratories	Compounded
	International, Inc.	OIS - 0.25%	At Maturity	USD	614,086	Oct 2027	GSI	—	$96,917	$96,917

	Edwards	USD Federal
		Funds
Pay	Lifesciences	Compounded
	Corp.	OIS - 0.25%	At Maturity	USD	536,669	Oct 2027	GSI	—	(50,540)	(50,540)
	InterContinental	GBP SONIA
Pay	Hotels Group	Compounded
	PLC	OIS - 0.40%	At Maturity	GBP	464,964	Oct 2027	GSI	—	(128,976)	(128,976)
		USD Federal
	ROBLOX Corp.,	Funds
		Compounded
Pay	Class A	OIS - 0.25%	At Maturity	USD	374,265	Oct 2027	GSI	—	(209,315)	(209,315)

	Aozora Bank,	JPY TONAR
		Compounded
Pay	Ltd.	OIS - 0.45%	At Maturity	JPY	160,844,376	Oct 2027	GSI	—	126,522	126,522

		USD Federal
		Funds
Pay	Amcor PLC	Compounded
		OIS - 0.25%	At Maturity	USD	594,768	Oct 2027	GSI	—	40,863	40,863
		USD Federal
		Funds
Pay	Huntsman Corp.	Compounded
		OIS - 0.25%	At Maturity	USD	674,922	Oct 2027	GSI	—	179,104	179,104
		USD Federal
	Accenture PLC,	Funds
		Compounded
Pay	Class A	OIS - 0.25%	At Maturity	USD	300,906	Nov 2027	GSI	—	13,842	13,842

	Konica Minolta,	JPY TONAR
		Compounded
Pay	Inc.	OIS - 0.45%	At Maturity	JPY	86,483,434	Nov 2027	GSI	—	97,790	97,790

	Lattice	USD Federal
		Funds
Pay	Semiconductor	Compounded
	Corp.	OIS - 0.25%	At Maturity	USD	285,871	Nov 2027	GSI	—	(61,747)	(61,747)
		JPY TONAR
Pay	NIDEC Corp.	Compounded
		OIS - 0.45%	At Maturity	JPY	75,648,399	Nov 2027	GSI	—	53,557	53,557

	Dentsu Group,	JPY TONAR
		Compounded
Pay	Inc.	OIS - 0.45%	At Maturity	JPY	186,325,112	Nov 2027	GSI	—	172,632	172,632

		JPY TONAR
Pay	Fujitsu, Ltd.	Compounded
		OIS - 0.45%	At Maturity	JPY	69,165,684	Dec 2027	GSI	—	(15,139)	(15,139)

		JPY TONAR
	Rakuten Group,	Compounded
Pay	Inc.	OIS - 0.45%	At Maturity	JPY	88,811,633	Dec 2027	GSI	—	(54,977)	(54,977)

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 10
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
		CHF SARON
Pay	Swiss Re AG	Compounded
		OIS - 0.40%	At Maturity	CHF	541,577	Jan 2028	GSI	—	$(62,357)	$(62,357)
	Zurich Insurance	CHF SARON
		Compounded
Pay	Group AG	OIS - 0.40%	At Maturity	CHF	1,031,525	Jan 2028	GSI	—	(126,154)	(126,154)
		USD Federal
	The Hershey	Funds
		Compounded
Pay	Company	OIS - 0.25%	At Maturity	USD	469,072	Jan 2028	GSI	—	(60,108)	(60,108)

		EUR ESTR
Pay	BASF SE	Compounded
		OIS - 0.40%	At Maturity	EUR	505,313	Jan 2028	GSI	—	(22,186)	(22,186)

		USD Federal
	Comstock	Funds
		Compounded
Pay	Resources, Inc.	OIS - 0.25%	At Maturity	USD	470,850	Jan 2028	GSI	—	19,499	19,499
	Moelis &	USD Federal
		Funds
Pay	Company,	Compounded
	Class A	OIS - 0.25%	At Maturity	USD	470,249	Feb 2028	GSI	—	24,825	24,825

	Royal Bank of	CAD CORRA
		Compounded
Pay	Canada	OIS - 0.35%	At Maturity	CAD	732,314	Feb 2028	GSI	—	(2,728)	(2,728)

		USD Federal
	Hayward	Funds
		Compounded
Pay	Holdings, Inc.	OIS - 0.25%	At Maturity	USD	411,329	Feb 2028	GSI	—	(11,949)	(11,949)
	Lotus Bakeries	EUR ESTR
		Compounded
Pay	NV	OIS - 0.40%	At Maturity	EUR	454,784	Feb 2028	GSI	—	19,161	19,161
		AUD AONIA
Pay	Cochlear, Ltd.	Compounded
		OIS - 0.45%	At Maturity	AUD	666,065	Feb 2028	GSI	—	13,256	13,256
		USD Federal
	ICF International,	Funds
		Compounded
Pay	Inc.	OIS - 0.25%	At Maturity	USD	403,604	Feb 2028	GSI	—	85,140	85,140

	WiseTech Global,	AUD AONIA
		Compounded
Pay	Ltd.	OIS - 0.45%	At Maturity	AUD	457,930	Feb 2028	GSI	—	17,563	17,563

	Credit	USD SOFR
		Compounded
Pay	Acceptance Corp.	OIS + 0.20%	At Maturity	USD	749,289	Dec 2025	HSBC	—	(83,626)	(83,626)

		USD SOFR
	Hims & Hers	Compounded
Pay	Health, Inc.	OIS - 0.50%	At Maturity	USD	227,824	Feb 2028	HSBC	—	(26,547)	(26,547)
		USD SOFR
Pay	Lemonade, Inc.	Compounded
		OIS - 0.50%	At Maturity	USD	304,875	Feb 2028	HSBC	—	(89,197)	(89,197)

11 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
	Occidental	USD SOFR
		Compounded
Pay	Petroleum Corp.	OIS - 0.50%	At Maturity	USD	876,466	Mar 2028	HSBC	—	$(4,510)	$(4,510)
	Interroll Holding	CHF SARON
		Compounded
Pay	AG	OIS - 0.35%	At Maturity	CHF	364,340	Mar 2028	HSBC	—	(992)	(992)
		USD Federal
	China Motor	Funds
		Compounded
Pay	Corp.	OIS - 1.25%	At Maturity	USD	382,172	Dec 2025	MSI	—	15,281	15,281

	Fisher & Paykel	NZD NZONIA
Pay	Healthcare Corp,	Compounded
	Ltd.	OIS - 0.40%	At Maturity	NZD	850,626	Dec 2025	MSI	—	23,984	23,984

		GBP SONIA
Pay	Abrdn PLC	Compounded
		OIS - 0.25%	At Maturity	GBP	57,181	Jan 2026	MSI	—	1,546	1,546

		GBP SONIA
Pay	Severn Trent PLC	Compounded
		OIS - 0.30%	At Maturity	GBP	73,091	Jan 2026	MSI	—	(3,256)	(3,256)

		USD Federal
	Bank of Hawaii	Funds
		Compounded
Pay	Corp.	OIS - 0.53%	At Maturity	USD	359,990	Jan 2026	MSI	—	(72,499)	(72,499)
		USD Federal
	Soho House &	Funds
		Compounded
Pay	Company, Inc.	OIS - 2.58%	At Maturity	USD	345,410	Jan 2026	MSI	—	(148,981)	(148,981)

	Adecco Group	CHF SARON
		Compounded
Pay	AG	OIS + 0.35%	At Maturity	CHF	367,160	Jun 2026	MSI	—	117,451	117,451

		CHF SARON
Pay	Sika AG	Compounded
		OIS + 0.35%	At Maturity	CHF	244,704	Jun 2026	MSI	—	(11,100)	(11,100)

		AUD AONIA
Pay	SEEK, Ltd.	Compounded
		OIS - 0.55%	At Maturity	AUD	849,222	Jun 2026	MSI	—	(1,228)	(1,228)
	Nokian Renkaat	EUR ESTR
		Compounded
Pay	Oyj	OIS - 0.40%	At Maturity	EUR	66,319	Jul 2026	MSI	—	17,699	17,699
		EUR ESTR
Pay	Valmet Oyj	Compounded
		OIS - 0.40%	At Maturity	EUR	273,493	Jul 2026	MSI	—	(31,581)	(31,581)
		USD Federal
		Funds
Pay	Novanta, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	54,259	Aug 2026	MSI	—	2,623	2,623

		AUD AONIA
	Commonwealth	Compounded
Pay	Bank of Australia	OIS - 0.55%	At Maturity	AUD	1,432,798	Sep 2027	MSI	—	(120,819)	(120,819)

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 12
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
		USD Federal
	Lasertec Corp.,	Funds
		Compounded
Pay	ADR	OIS - 0.25%	At Maturity	USD	145,377	Oct 2027	MSI	—	$61,847	$61,847

	Palantir	USD Federal
		Funds
Pay	Technologies,	Compounded
	Inc., Class A	OIS - 0.25%	At Maturity	USD	156,520	Jan 2028	MSI	—	(12,386)	(12,386)
	Graphic	USD Federal
	Packaging	Funds
Pay	Holding	Compounded
	Company	OIS - 0.25%	At Maturity	USD	805,063	Jan 2028	MSI	—	16,109	16,109
	Avanza Bank	SEK SIOR
		Compounded
Pay	Holding AB	OIS - 0.30%	At Maturity	SEK	4,526,012	Jan 2028	MSI	—	(8,148)	(8,148)

		USD Federal
	Fortune Brands	Funds
		Compounded
Pay	Innovations, Inc.	OIS - 0.25%	At Maturity	USD	293,754	Jan 2028	MSI	—	33,029	33,029

		USD Federal
		Funds
Pay	GE Vernova, Inc.	Compounded
		OIS - 0.25%	At Maturity	USD	304,171	Jan 2028	MSI	—	3,179	3,179
		USD Federal
	Lowe’s	Funds
		Compounded
Pay	Companies, Inc.	OIS - 0.25%	At Maturity	USD	345,006	Feb 2028	MSI	—	8,596	8,596

		JPY TONAR
Pay	Kikkoman Corp.	Compounded
		OIS - 0.45%	At Maturity	JPY	73,110,861	Feb 2028	MSI	—	38,363	38,363

	Samsung Fire &	USD Federal
		Funds
Receive	Marine Insurance	Compounded
	Company, Ltd.	OIS + 0.65%	At Maturity	USD	1,594,630	Sep 2027	GSI	—	1,766	1,766
		USD Federal
	NAVER Corp.,	Funds
		Compounded
Receive	CDR	OIS + 0.65%	At Maturity	USD	1,861,410	Dec 2027	GSI	—	(70,909)	(70,909)

	Nordea Bank	SEK SIOR
		Compounded
Receive	Abp	OIS + 0.35%	At Maturity	SEK	13,347,223	Dec 2025	MSI	—	201,120	201,120

		USD Federal
	SK Telecom	Funds
		Compounded
Receive	Company, Ltd.	OIS + 0.63%	At Maturity	USD	1,039,765	Dec 2025	MSI	—	30,225	30,225
	Banco Bilbao	EUR ESTR
	Vizcaya	Compounded
Receive	Argentaria SA	OIS + 0.40%	At Maturity	EUR	450,274	Dec 2027	MSI	—	163,406	163,406
		EUR ESTR
Receive	Capgemini SE	Compounded
		OIS + 0.40%	At Maturity	EUR	1,825,221	Dec 2027	MSI	—	(125,778)	(125,778)
13 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS
Total return swaps		(continued)
Pay/								Unamortized
receive		Floating/						upfront	Unrealized
total	Reference	fixed	Payment		Notional	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
		EUR ESTR
Receive	Heineken NV	Compounded
		OIS + 0.40%	At Maturity	EUR	2,574,714	Dec 2027	MSI	—	$257,169	$257,169
	Kerry Group PLC,	EUR ESTR
		Compounded
Receive	Class A	OIS + 0.40%	At Maturity	EUR	1,029,544	Dec 2027	MSI	—	130,518	130,518
		EUR ESTR
Receive	Prosus NV	Compounded
		OIS + 0.40%	At Maturity	EUR	1,964,575	Dec 2027	MSI	—	91,107	91,107
	Sandoz Group	CHF SARON
		Compounded
Receive	AG	OIS + 0.35%	At Maturity	CHF	1,908,972	Dec 2027	MSI	—	125,506	125,506
	Banco Santander	EUR ESTR
		Compounded
Receive	SA	OIS + 0.40%	At Maturity	EUR	1,111,751	Feb 2028	MSI	—	107,230	107,230

								—	$1,594,758	$1,594,758

*Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations

ADR	American Depositary Receipt
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CDR	Chinese Depositary Receipt
CORRA	Canadian Overnight Repo Rate Average
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
MSI	Morgan Stanley & Co. International PLC
NZONIA	New Zealand Overnight Index Average
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 14
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate

At 2-28-25, the aggregate cost of investments for federal income tax purposes was $100,048,229. Net unrealized appreciation aggregated to $11,745,163, of which $14,449,747 related to gross unrealized appreciation and $2,704,584 related to gross unrealized depreciation.

See Notes to financial statements regarding investment transactions and other derivatives information.

15 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $100,135,668) including $871,012 of securities
loaned	$110,635,042
Affiliated investments, at value (Cost $913,234)	913,254
Total investments, at value (Cost $101,048,902)	111,548,296
Swap contracts, at value	4,682,715
Foreign currency, at value (Cost $1,655,067)	1,648,719
Cash at prime broker	722,881
Collateral segregated at custodian for OTC derivative contracts	910,000
Dividends and interest receivable	502,830
Receivable for fund shares sold	1,287,294
Receivable for investments sold	1,424,215
Receivable from affiliates	35,483
Other assets	62,794
Total assets	122,825,227
Liabilities
Written options, at value (Premiums received $631,599)	433,025
Swap contracts, at value	3,087,957
Securities sold short, at value (Proceeds received $1,001,201)	916,637
Payable for investments purchased	148,319
Payable for fund shares repurchased	1,502,683
Payable upon return of securities loaned	913,225
Payable to affiliates
Accounting and legal services fees	3,671
Transfer agent fees	9,837
Trustees’ fees	364
Other liabilities and accrued expenses	239,714
Total liabilities	7,255,432
Net assets	$115,569,795
Net assets consist of
Paid-in capital	$106,429,089
Total distributable earnings (loss)	9,140,706
Net assets	$115,569,795
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 16
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)	(continued)

Net asset value per share

Class A ($6,946,439 ÷ 482,949 shares)1	$14.38
Class C ($47,493 ÷ 3,307 shares)1	$14.36
Class I ($108,508,895 ÷ 7,387,205 shares)	$14.69
Class R6 ($66,968 ÷ 4,655 shares)	$14.39

Maximum offering price per share
Class A (net asset value per share ÷ 95%)2	$15.14

1Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

17 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$1,196,673
Interest	304,465
Less foreign taxes withheld	(21,777)
Total investment income	1,479,361
Expenses
Investment management fees	1,025,616
Distribution and service fees	12,629
Accounting and legal services fees	20,309
Transfer agent fees	90,297
Trustees’ fees	625
Custodian fees	37,677
State registration fees	38,749
Printing and postage	95,885
Professional fees	212,005
Other	21,343
Total expenses	1,555,135
Less expense reductions	(318,858)
Net expenses	1,236,277
Net investment income	243,084
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,463,377
Affiliated investments	21
Written options	(23,026)

Swap contracts	(2,125,075)
2,315,297
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(8,772,566)
Affiliated investments	20
Securities sold short	84,564
Written options	198,574
Swap contracts	1,716,375
(6,773,033)
Net realized and unrealized loss	(4,457,736)
Decrease in net assets from operations	$(4,214,652)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	2-28-25	Year ended
	(unaudited)	8-31-241
Increase (decrease) in net assets
From operations
Net investment income	$243,084	$1,760,117
Net realized gain	2,315,297	18,083,483
Change in net unrealized appreciation (depreciation)	(6,773,033)	6,255,130
Increase (decrease) in net assets resulting from operations	(4,214,652)	26,098,730
Distributions to shareholders
From earnings
Class A	(1,663,308)	(124,802)
Class C2	(1,761)	—
Class I	(20,280,226)	(2,188,902)
Class R63	(2,599)	—
Total distributions	(21,947,894)	(2,313,704)
From fund share transactions	(36,916,032)	563,819
Total increase (decrease)	(63,078,578)	24,348,845
Net assets
Beginning of period	178,648,373	154,299,528
End of period	$115,569,795	$178,648,373

1Audited by previous independent registered public accounting firm.

2The inception date for Class C shares is 10-21-24.

3The inception date for Class R6 shares is 10-21-24.

19 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	2-28-251,2	8-31-243	8-31-233	8-31-223	8-31-213	8-31-203
Per share operating
performance
Net asset value, beginning of
period	$16.72	$14.48	$13.43	$12.01	$9.61	$10.61
Net investment income (loss)4	0.01	0.14	0.15	0.01	(0.03)	(0.02)
Net realized and unrealized gain
(loss) on investments	(0.20)	2.30	1.20	1.41	2.43	(0.88)

Total from investment
operations	(0.19)	2.44	1.35	1.42	2.40	(0.90)
Less distributions

From net investment income	(0.20)	(0.20)	(0.30)	—	—	(0.10)
From net realized gain	(1.95)	—	—	—	—	—
Total distributions	(2.15)	(0.20)	(0.30)	—	—	(0.10)

Net asset value, end of period	$14.38	$16.72	$14.48	$13.43	$12.01	$9.61
Total return (%)5,6	(1.01)7	17.02	10.16	11.82	24.97	(8.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$14	$9	$6	$5	$6
Ratios (as a percentage of average
net assets):

Expenses before reductions	2.328	2.03	2.64	2.81	2.54	2.71
Expenses including reductions	1.968	2.03	2.649	2.819	2.549	2.719
Net investment income (loss)	0.158	0.84	1.09	0.09	(0.32)	(0.18)
Portfolio turnover (%)	102	198	172	161	102	125

1After the close of business on 10-18-24, holders of Investor Class Shares of the former Boston Partners Global Long/Short Fund

(the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class A.

2Six months ended 2-28-25. Unaudited.

3Audited by previous independent registered public accounting firm.

4Based on average daily shares outstanding.

5Total returns would have been lower had certain expenses not been reduced during the applicable periods.

6Does not reflect the effect of sales charges, if any.

7Not annualized.

8Annualized.

9Expenses including reductions excluding dividend and interest expense were 1.96%, 2.03%, 2.05%, 2.06%, 2.08% and 2.00% for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 20
CLASS C SHARES Period ended	2-28-251,2
Per share operating performance
Net asset value, beginning of period	$15.12
Net investment loss3	(0.05)
Net realized and unrealized gain (loss) on investments	(0.18)
Total from investment operations	(0.23)
Less distributions
From net investment income	(0.05)
From net realized gain	(0.48)
Total distributions	(0.53)
Net asset value, end of period	$14.36
Total return (%)4,5	(1.18)6
Ratios and supplemental data
Net assets, end of period (in millions)	$—7
Ratios (as a percentage of average net assets):
Expenses before reductions	3.068
Expenses including reductions	2.708
Net investment loss	(0.97)8
Portfolio turnover (%)	102

1The inception date for Class C shares is 10-21-24.

2Period ended 2-28-25. Unaudited.

3Based on average daily shares outstanding.

4Total returns would have been lower had certain expenses not been reduced during the applicable periods.

5Does not reflect the effect of sales charges, if any.

6Not annualized.

7Less than $500,000.

8Annualized.

21 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS
CLASS I SHARES Period ended	2-28-251,2	8-31-243	8-31-233	8-31-223	8-31-213	8-31-203
Per share operating
performance
Net asset value, beginning of
period	$17.05	$14.74	$13.65	$12.18	$9.72	$10.74
Net investment income (loss)4	0.03	0.17	0.19	0.05	(0.01)	0.01
Net realized and unrealized gain
(loss) on investments	(0.21)	2.36	1.22	1.42	2.48	(0.89)

Total from investment
operations	(0.18)	2.53	1.41	1.47	2.47	(0.88)
Less distributions

From net investment income	(0.23)	(0.22)	(0.32)	—	(0.01)	(0.14)
From net realized gain	(1.95)	—	—	—	—	—
Total distributions	(2.18)	(0.22)	(0.32)	—	(0.01)	(0.14)

Net asset value, end of period	$14.69	$17.05	$14.74	$13.65	$12.18	$9.72
Total return (%)5	(0.97)6	17.38	10.38	12.07	25.39	(8.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$109	$165	$145	$115	$103	$131
Ratios (as a percentage of average
net assets):

Expenses before reductions	2.077	1.78	2.39	2.56	2.29	2.46
Expenses including reductions	1.717	1.78	2.398	2.568	2.298	2.468
Net investment income (loss)	0.357	1.09	1.34	0.34	(0.07)	0.07
Portfolio turnover (%)	102	198	172	161	102	125

1Six months ended 2-28-25. Unaudited.

2After the close of business on 10-18-24, holders of Institutional Class Shares of the former Boston Partners Global Long/Short

Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class I.

3Audited by previous independent registered public accounting firm.

4Based on average daily shares outstanding.

5Total returns would have been lower had certain expenses not been reduced during the applicable periods.

6Not annualized.

7Annualized.

8Expenses including reductions excluding interest expense were 1.71%, 1.78%, 1.80%, 1.81%, 1.83% and 1.75% for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 22
CLASS R6 SHARES Period ended	2-28-251,2
Per share operating performance
Net asset value, beginning of period	$15.12
Net investment income3	0.01
Net realized and unrealized gain (loss) on investments	(0.18)
Total from investment operations	(0.17)
Less distributions
From net investment income	(0.08)
From net realized gain	(0.48)
Total distributions	(0.56)
Net asset value, end of period	$14.39
Total return (%)4	(0.81)5
Ratios and supplemental data
Net assets, end of period (in millions)	$—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.957
Expenses including reductions	1.597
Net investment income	0.087
Portfolio turnover (%)	102

1Period ended 2-28-25. Unaudited.

2The inception date for Class R6 shares is 10-21-24.

3Based on average daily shares outstanding.

4Total returns would have been lower had certain expenses not been reduced during the applicable periods.

5Not annualized.

6Less than $500,000.

7Annualized.

23 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value Global Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The fund is the accounting and performance successor of Boston Partners Global Long/Short Fund (the Predecessor fund). At the close of business on October 18, 2024, the fund acquired substantially all the assets and assumed the liabilities of the Predecessor fund pursuant to an agreement and plan of reorganization. As a result of the reorganization, the history of the Investor Class and Institutional Class shares of the Predecessor Fund has been redesignated as that of Class A and Class I shares of the fund, respectively.

The Board of Trustees of the Fund approved a change to the fund’s fiscal year end from October 31 to March 31, effective October 21, 2024.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 24

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-25	price	inputs	inputs
Investments in securities:
Assets

Common stocks
Australia	$963,025	—	$963,025	—

Bermuda	6,642,564	$2,687,552	3,955,012	—

Canada	9,305,069	9,305,069	—	—
China	2,864,325	1,764,768	1,099,557	—

France	6,001,967	1,100,348	4,901,619	—

Greece	885,151	885,151	—	—
Hong Kong	1,800,291	—	1,800,291	—

Ireland	730,587	—	730,587	—
Italy	1,700,651	—	1,700,651	—
Japan	5,299,698	—	5,299,698	—

Namibia	104,369	—	104,369	—

25 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	2-28-25	price	inputs	inputs
Norway	$1,563,244	—	$1,563,244	—
South Korea	2,432,790	$2,432,790	—	—

United Kingdom	16,766,065	7,575,890	9,190,175	—

United States	28,037,873	28,037,873	—	—
Convertible bonds	1,252,094	—	—	$1,252,094

Warrants	—	—	—	—

Short-term investments	25,198,533	25,198,533	—	—
Total investments in securities	$111,548,296	$78,987,974	$31,308,228	$1,252,094

Liabilities
Securities sold short	$(916,637)	—	$(916,637)	—
Derivatives:

Assets
Swap contracts	4,682,715	—	4,682,715	—

Liabilities

Written options	(433,025)	$(433,025)	—	—
Swap contracts	(3,087,957)	—	(3,087,957)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Convertible bonds
Balance as of 8-31-24	$1,322,271

Purchases	—

Sales	—

Realized gain (loss)	—

Net amortization of (premium) discount	—

Change in unrealized appreciation (depreciation)	(70,177)

Balance as of 2-28-25	$1,252,094

Change in unrealized appreciation (depreciation) at period end1	$(70,177)

1Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

			Significant		Input
	Fair Value		unobservable		weighted
	at 2-28-25	Valuation technique	inputs	Input/Range*	average*

Convertible bonds	$1,252,094	Discounted cash flow	Discount rate	20.17%	20.17%

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 26

A change to unobservable inputs of a portfolio’s Level 3 securities as of February 28, 2025, could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased

Discount	Decrease	Increase

Securities sold short. The fund may engage in short sales and short sales “against the box.” In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, a fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a fund is required to deliver the security, a fund will benefit from the difference in the price. If the price of a security has increased, the fund will be required to pay the difference. The fund can engage in short sales against the box.

In addition, the fund may make short sales of securities that the fund does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrues during the period of the loan. Interest or short dividend expense is recorded as incurred. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale are typically retained by the broker to meet margin requirements until the short position is closed out. Collateral posted by the fund is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities as Cash at prime broker. As of February 28, 2025, securities with total market value of $17,371,828 and cash at prime of $722,881 were pledged as collateral.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security and theoretically the fund’s loss could be unlimited. The fund will generally realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale. Short selling may amplify changes in a fund’s NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to a fund.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and

27 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $871,012 and received $913,225 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 28

designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $537.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to the timing of recognition of income and gains for federal income tax purposes.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced

29 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).

During the six months ended February 28, 2025, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging up to $1.6 million, as measured at each quarter end.

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 30

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).

Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the six months ended February 28, 2025, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $635.9 million to $938.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:

	Statement of assets	Financial	Assets	Liabilities
	and liabilities	instruments	derivatives	derivatives
Risk	location	location	fair value	fair value

Equity	Written options, at value	Written options	—	$(433,025)
		Total return
Equity	Swap contracts, at value	swaps	$4,682,715	(3,087,957)

			$4,682,715	$(3,520,982)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the

31 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

various transactions between the fund and the applicable counterparty.

The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:

OTC Financial Instruments					Asset	Liability
Swap contracts				$4,682,715		$(3,087,957)
Totals				$4,682,715		$(3,087,957)

			Total Market	Collateral
			Value of	Posted by	Collateral Posted	Net
Counterparty	Assets	Liabilities	OTC Derivatives	Counterparty1	by Portfolio1	Exposure
Goldman	$3,236,727	$(2,347,309)	$889,418	—	—	$889,418
Sachs
International
HSBC	—	(204,872)	(204,872)	—	$204,872	—
Bank PLC

Morgan	1,445,988	(535,776)	910,212	—	—	910,212
Stanley &
Co.
International
PLC

Totals	$4,682,715	$(3,087,957)	$1,594,758	—	$204,872	$1,799,630

1Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:

Statement of operations location - Net realized gain (loss) on:

Risk	Written options	Swap contracts	Total
Equity	$(23,026)	$(2,125,075)	$(2,148,101)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:

Statement of operations location - Change in net unrealized appreciation (depreciation) of:

Risk	Written options	Swap contracts	Total
Equity	$198,574	$1,716,375	$1,914,949

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 32

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. Prior to October 21, 2024, Boston Partners Global Investors, Inc. served as the investment advisor to the Predecessor fund and Quasar Distributors, LLC served as the Distributor.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.400% of the first $250 million of the fund’s average daily net assets, (b) 1.375% of the next $750 million of the fund’s average daily net assets, and (c) 0.1.350% of the fund’s average daily net assets in excess over $1 billion. Prior to October 21, 2024, the Advisory fee was 1.50% of the Predecessor fund’s average daily net assets. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount by which expenses of the fund exceed 1.53% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions,

(c)interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees,

(h)acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to October 21, 2024, Boston Partners Global Investors, Inc., had contractually agreed to waive and/or reimburse advisory fees to the extent that the expenses of the Institutional Class and the Investor Class exceeded 2.00% and 2.25%, respectively. These waivers and limitations excluded (a) short sale dividend expense, (b) brokerage commissions, (c) extraordinary expenses, (d) interests and (e) taxes.

For the six months ended February 28, 2025, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$20,289

Class C	102
Class I	298,327
Class	Expense reduction
Class R6	$140

Total	$318,858

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.99% of the fund’s average daily net assets.

33 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.03% of the fund’s average daily net assets. For the period September 1, 2024 to October 18, 2024, the Predecessor fund’s administrator, U.S. Bank Global Fund Services, received a monthly fee, subject to certain minimum and out of pocket expense. This fee amounted to $8,517.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%

Prior to October 21, 2024, with respect to the Investor Class, the Predecessor fund’s Distributor was entitled to receive a distribution fee, which was accrued daily and paid monthly of up to 0.25%, on an annualized basis, of the average daily net assets of the Investor Class Shares.

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 28, 2025, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Prior to October 21, 2024, U.S. Bank Global Fund Services served at the transfer agent to the Predecessor fund and received a monthly fee, subject to certain minimum and out of pocket expenses.

Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$12,463	$6,338
Class C	166	19

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 34

Class	Distribution and service fees	Transfer agent fees
Class I	—	$83,940
Total	$12,629	$90,297

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower	Weighted Average	Days	Weighted Average	Interest Income
or Lender	Loan Balance	Outstanding	Interest Rate	(Expense)
Lender	$2,700,000	2	4.815%	$722

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount

Class A shares
Sold	88,468	$1,364,418	474,050	$7,409,646
Distributions reinvested	101,389	1,509,913	7,329	109,781
Repurchased	(528,980)	(7,611,661)	(288,367)	(4,458,835)
Net increase (decrease)	(339,123)	$(4,737,330)	193,012	$3,060,592
Class C shares1
Sold	3,307	$50,000	—	—
Net increase	3,307	$50,000	—	—
Class I shares
Sold	848,468	$12,630,473	2,718,812	$43,050,758
Distributions reinvested	1,306,077	19,695,760	139,164	2,120,859
Repurchased	(4,440,937)	(64,624,084)	(3,031,839)	(47,668,390)

Net decrease	(2,286,392)	$(32,297,851)	(173,863)	$(2,496,773)
Class R6 shares2
Sold	4,600	$68,418	—	—
Distributions reinvested	55	731	—	—
Net increase	4,655	$69,149	—	—
Total net increase (decrease)	(2,617,553)	$(36,916,032)	19,149	$563,819

35 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

1The inception date for Class C shares is 10-21-24.

2The inception date for Class R6 shares is 10-21-24.

Affiliates of the fund owned 100% and 71% of shares of Class C and Class R6, respectively, on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $120,667,051 and $161,904,225, respectively, for the six months ended February 28, 2025.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

Dividends and distributions
Change in
	Ending			Proceeds	Realized	unrealized	Income	Capital gain
	share	Beginning	Cost of	from shares	gain	appreciation	distributions	distributions	Ending
Affiliate	amount	value	purchases	sold	(loss)	(depreciation)	received	received	value

John Hancock
Collateral
Trust*	91,292	—	$2,409,425	$(1,496,212)	$21	$20	—	—	$913,254

* Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Reorganization

At the close of business on October 18, 2024, the fund acquired all the assets and liabilities of the Predecessor fund in exchange for the Class A and Class I shares of the fund. The fund had no assets, liabilities, or operations prior to the reorganization.

The agreement provided for: (a) the acquisition of all the assets, subject to all of the liabilities, of the Predecessor fund in exchange for shares of the fund; (b) the liquidation of the Predecessor fund; and (c) the distribution to the Predecessor fund’s shareholders of the fund’s shares. The reorganization was intended to allow the fund to be better positioned to increase asset size and achieve additional economies of scale. As a result of the reorganization, the fund is the legal survivor, and the accounting and performance successor to the Predecessor fund. Investor Class and Institutional Class shares of the Predecessor fund have been redesignated as Class A and Class I shares of the fund, respectively.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Predecessor fund or its shareholders. Thus, the investments were transferred to the fund at the Predecessor fund’s identified cost. In addition, the Advisor will pay all reasonable costs and expenses, including legal counsel fees and proxy solicitation costs, if any, of Predecessor Fund and Boston Partners Global Investors, Inc., the Predecessor Fund’s advisor, incurred in connection with the reorganization up to a maximum of $200,000. Boston Partners will be responsible for their own costs and

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 36

expenses, as well as the cost and expenses of the the Predecessor Fund, incurred in connection with the reorganization that, collectively, exceed $200,000. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 18, 2024. The following outlines the reorganization:

	Acquired net asset	Appreciation of
	value of the	Predecessor	Shares issued	Total net assets
Predecessor fund	Predecessor fund	fund’s investments	by the fund	after combination

Boston Partners Global Long/Short
Fund	$174,966,221	$16,376,668	11,359,492	$174,966,221

Note 11 — New accounting pronouncement

In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.

Note 12 — Subsequent event

At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to approve a reorganization, which is expected to be tax-free, of John Hancock Seaport Long/Short Fund, a separate series of the Trust, into the fund (the reorganization). The reorganization occurred as of the close of business on April 4, 2025.

37 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At meetings held on June 24-27, 2024, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Disciplined Value Global Long/Short Fund (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.

At the June 24-27, 2024 meeting, the Board considered and approved with respect to the New Fund:

(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and

(b)an amendment to the subadvisory agreement between the Advisor and Boston Partners Global Investors, Inc. (the Subadvisor) (the Subadvisory Agreement).

In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the June meetings and throughout the year (with respect to other Funds) was both written and oral. The Board also considered the presentation made by the Subadvisor at the June meetings regarding the proposed strategy the Subadvisor intends to use for the New Fund. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its March 25-28, 2024 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 38

The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b)the background, qualifications, and skills of the Advisor’s personnel;

(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;

(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;

(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and

(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

39 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy, as well as the experience of the portfolio management team at the Subadvisor in managing other funds, including a fund with the same strategy. The Board also reviewed the performance history of the fund managed by the Subadvisor that is proposed to be reorganized into the New Fund and took into account that fund’s favorable performance relative to an applicable peer group over various time periods. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.

The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees were negotiated at arm’s length. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:

(a)reviewed financial information of the Advisor;

(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;

(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 40

(g)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;

(h)noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm’s length; and

(i)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)reviewed the New Fund’s advisory fee structure and concluded that: (i) the New Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure;

(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and

(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and

(b)the proposed subadvisory fee for the New Fund, including any breakpoints.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions

41 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also considered the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.

Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds, managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s performance over various time periods in managing another fund that will use the same strategy as the New Fund.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;

| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND 42

(2)the Subadvisor provided performance information for a composite of comparable accounts over various time periods;

(3)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and

(4)that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.

43 JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

This report is for the information of the shareholders of John Hancock Disciplined Value Global Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF4293651	492SA 2/25

4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
-----------------------------
Kristie M. Feinberg
President,
Principal Executive Officer

Date: April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-----------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date: April 29, 2025
By:	/s/ Fernando A. Silva
---------------------------

Fernando A. Silva

Chief Financial Officer,

Principal Financial Officer

Date: April 29, 2025